Summary of Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended									4 Months Ended	8 Months Ended	12 Months Ended						0 Months Ended		1 Months Ended	12 Months Ended					12 Months Ended			12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Sohu [Member]	Dec. 31, 2012 Sohu [Member]	Dec. 31, 2011 Sohu [Member]	Dec. 31, 2013 In-house developed web game revenue [Member]	Dec. 31, 2011 In-house developed web game revenue [Member]	Dec. 31, 2012 Online advertising revenue [Member]	Aug. 31, 2012 Online advertising revenue [Member]	Dec. 31, 2013 Online advertising revenue [Member]	Dec. 31, 2013 Cinema advertising revenues [Member]	Dec. 31, 2012 Cinema advertising revenues [Member]	Dec. 31, 2011 Cinema advertising revenues [Member]	Dec. 31, 2013 Sale of software revenues of 7Road [Member]	Dec. 31, 2013 MMOG operations revenues [Member]	Jul. 27, 2013 Share Repurchase Program [Member] ADS [Member]	Dec. 31, 2013 7Road [Member]	Jun. 05, 2013 7Road Cayman [Member]	Dec. 31, 2013 Shenzhen 7Road [Member]	Dec. 31, 2012 Shenzhen 7Road [Member]	Dec. 31, 2011 Shenzhen 7Road [Member]	Jun. 01, 2011 Shenzhen 7Road [Member]	May 11, 2011 Shenzhen 7Road [Member]	Dec. 31, 2013 Doyo [Member]	Nov. 29, 2013 Doyo [Member]	Nov. 26, 2013 Doyo [Member]	Dec. 31, 2013 TalkTalk [Member]	Dec. 24, 2013 TalkTalk [Member]
Schedule of Significant Accounting Policies [Line Items]
Amount of revenues reclassified from online game business and online advertising business to IVAS business			$ 1,900,000	$ 4,300,000
Amount of costs reclassified from online game business and online advertising business to IVAS business			1,500,000	0
Provision for bad debt	2,677,000		3,098,000
Comprehensive income, fair value changes of short-term investment	2,500,000		1,500,000	659,000
Fully depreciated assets in use, original costs	20,900,000		15,000,000
Goodwill impairment losses	0		0	5,200,000
Impairment charges for intangible assets	3,600,000		8,600,000	1,300,000																	0	600,000	0						0
Contingent consideration, minimum of undiscounted amounts																									0			0
Contingent consideration, maximum																									32,760,000			7,300,000
Contingent consideration, liability	4,162,000		0																					28,051,000			4,785,000
Indemnification assets involved																								0			0
Changes in fair value of contingent consideration																						2,200,000				100,000
Contingent consideration, percentage of outstanding shares to be obtained on a post-issuance, minimum																														0.00%
Contingent consideration, percentage of outstanding shares to be obtained on a post-issuance, maximum																														7.50%
Contingent consideration, assets																														0
Financial impact on recognition of non-controlling interest																													0
Put option expiration year																			2014
Excess of amount of mezzanine-classified non-controlling interest in 7Road Cayman over purchase price	2,409,000	[1]																		2,400,000
Authorized amount of share repurchase program																		100,000,000
Period in force of share repurchase program																		2 years
Period of validity of prepaid cards	2 years
Range of days player's personal game account in inactive should be suspended and closed	180 days
Revenues in connection with expired un-activated prepaid cards and unused balances of activated prepaid cards	951,000		627,000	964,000
Value added tax rate								17.00%	17.00%
VAT rate, immediate tax refund rate								14.00%	14.00%
VAT rate, net								3.00%	3.00%							3.00%
Amount of PRC VAT included in revenues	9,300,000		8,800,000	1,900,000
Value added tax rate in Pilot Program										6.00%		6.00%	6.00%	6.00%
Business tax rate											5.00%				5.00%		5.00%
Other income, awards from the PRC government	2,632,000		3,422,000	16,000
Awards recorded as a reduction in operating expenses	398,000		158,000	126,000
Awards recorded as a reduction in cost of revenues	507,000		0	0
Advertising costs	$ 101,600,000		$ 42,300,000	$ 33,400,000	$ 13,400,000	$ 14,000,000	$ 6,000,000

[1]	The gain represents the excess of the carrying value of the non-controlling interest over the consideration for the Group's acquisition of the minority interests in 7Road.